Rule 497 Document

On behalf of PIMCO Balanced Allocation Portfolio, PIMCO CommodityRealReturn Strategy Portfolio, PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged), PIMCO Foreign Bond Portfolio (Unhedged), PIMCO Global Bond Portfolio (Unhedged), PIMCO Global Multi-Asset Managed Allocation Portfolio, PIMCO Income Portfolio, PIMCO Low Duration Portfolio and PIMCO Total Return Portfolio (the “Portfolios”), each a series of PIMCO Variable Insurance Trust, and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing information in interactive data format. The interactive data files included as exhibits to this filing relate to the prospectus supplements filed with the Securities and Exchange Commission on behalf of the Portfolios pursuant to Rule 497(e) on December 22, 2017 (Accession No. 0001193125-17-377659), which is incorporated by reference into this Rule 497 Document.

Exhibit List

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document